Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of year		$ 265	$ 275
Additions charged (credited) to costs and expenses		36	40
Additions charged to other accounts		0	0
Deductions (recoveries)	[1]	36	50
Balance at ending of year		265	265
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of year		2,269	2,043
Additions charged (credited) to costs and expenses	[2]	82	226
Additions charged to other accounts		0	0
Deductions (recoveries)		0	0
Balance at ending of year		$ 2,351	$ 2,269

[1]	Accounts receivable written-off as uncollectible, net of recoveries.
[2]	Change in valuation allowance primarily for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.